Summary of Condensed Statements of Comprehensive Income (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Condensed Financial Statements, Captions [Line Items]
Net loss	$ (1,000,714)	$ (2,936,434)
Total comprehensive loss	(897,031)	(2,741,410)
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net loss	(1,000,714)	(2,936,434)
Other comprehensive loss	103,683	195,024
Total comprehensive loss	$ (897,031)	$ (2,741,410)